Composition of Certain Financial Statement Line Items (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment
Property and equipment consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Laboratory equipment	$2,711	$2,256
Leasehold improvements	169	169
Furniture, fixtures and office equipment	126	126
Computer hardware	114	105
	3,120	2,656
Less: Accumulated depreciation	(1,499)	(1,285)
Total	1,621	1,371
Construction in progress	93	—
Property and equipment, net	$1,714	$1,371

Property and equipment consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Laboratory equipment	$2,256	$1,444
Leasehold improvements	169	226
Computer hardware	105	98
Furniture, fixtures and office equipment	126	100
	2,656	1,868
Less: Accumulated depreciation	(1,285)	(749)
Total	$1,371	$1,119

Schedule of Other Assets, Noncurrent	Other long term assets consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Deferred offering costs	$3,202	$212
Restricted cash	612	612
Deposits	—	315
Total	$3,814	$1,139
Other long term assets consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Restricted cash	$612	$—
Deposits	315	459
Deferred offering costs	212	—
Total	$1,139	$459

Schedule of Accrued Liabilities
Accrued expenses and other liabilities consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Accrued professional and consulting fees	$469	$452
Employee compensation	459	484
Use tax	74	49
Other	128	84
Total	$1,130	$1,069

Accrued expenses and other liabilities consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Employee compensation	$484	$61
Accrued professional and consulting fees	452	21
Use tax	49	42
Deferred rent	—	30
Other	84	47
Total	$1,069	$201

Other Current Liabilities
Accrued expenses and other liabilities consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Accrued professional and consulting fees	$469	$452
Employee compensation	459	484
Use tax	74	49
Other	128	84
Total	$1,130	$1,069

Accrued expenses and other liabilities consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Employee compensation	$484	$61
Accrued professional and consulting fees	452	21
Use tax	49	42
Deferred rent	—	30
Other	84	47
Total	$1,069	$201

Schedule of Cash and Cash Equivalents
Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Cash and cash equivalents	$51,803	$36,607
Restricted cash included in other long term assets	612	612
Total	$52,415	$37,219

Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Cash and cash equivalents	$36,607	$595
Restricted cash included in other long term assets	612	—
Total	$37,219	$595

Restrictions on Cash and Cash Equivalents
Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	March 31, 2021	December 31, 2020
Cash and cash equivalents	$51,803	$36,607
Restricted cash included in other long term assets	612	612
Total	$52,415	$37,219

Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	December 31, 2020	December 31, 2019
Cash and cash equivalents	$36,607	$595
Restricted cash included in other long term assets	612	—
Total	$37,219	$595